HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.7%
	APPAREL & TEXTILE PRODUCTS - 2.8%
55,000	Gildan Activewear, Inc.	$ 2,838,000
150,000	On Holding A.G.(a)	5,313,000
		8,151,000
	AUTOMOTIVE - 3.1%
275,000	Rivian Automotive, Inc., Class A(a)	4,771,250
10,000	Tesla, Inc.(a)	4,206,000
		8,977,250
	BANKING - 4.3%
300,000	Banc of California, Inc.	6,129,000
85,000	Triumph Financial, Inc.(a)	6,486,350
		12,615,350
	COMMERCIAL SUPPORT SERVICES - 3.1%
300,000	GEO Group, Inc. (The)(a)	8,865,000

	CONSTRUCTION MATERIALS - 3.7%
30,000	Eagle Materials, Inc.	6,750,000
25,000	Owens Corning	3,974,000
		10,724,000
	E-COMMERCE DISCRETIONARY - 3.4%
20,000	Amazon.com, Inc.(a)	4,766,800
1,250,000	Stitch Fix, Inc., Class A(a)	5,137,500
		9,904,300
	ELECTRICAL EQUIPMENT - 2.7%
27,500	Powell Industries, Inc.	7,874,900

	HOME & OFFICE PRODUCTS - 5.2%
100,000	SharkNinja, Inc.(a)	15,227,000

	INTERNET MEDIA & SERVICES - 3.7%
150,000	Uber Technologies, Inc.(a)	10,824,000

	LEISURE FACILITIES & SERVICES - 10.0%
400,000	DraftKings, Inc.(a)	10,104,000
650,000	First Watch Restaurant Group, Inc.(a)	8,378,500

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.7% (Continued)
	LEISURE FACILITIES & SERVICES - 10.0% (Continued)
100,000	Viking Holdings Ltd.(a)	$ 10,467,000
		28,949,500
	METALS & MINING - 3.6%
165,000	Freeport-McMoRan, Inc.	10,376,850

	OIL & GAS PRODUCERS - 7.9%
50,000	Expand Energy Corporation	4,559,500
150,000	Matador Resources Company	7,467,000
25,000	Texas Pacific Land Corporation	10,941,000
		22,967,500
	SEMICONDUCTORS - 17.1%
17,500	Applied Materials, Inc.	12,652,500
20,000	Micron Technology, Inc.	23,085,800
35,000	NVIDIA Corporation	7,003,150
15,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	7,163,550
		49,905,000
	SOFTWARE - 6.6%
125,000	Clear Secure, Inc., Class A	6,966,250
35,000	Palantir Technologies, Inc., Class A(a)	4,083,450
40,000	Twilio, Inc., Class A(a)	8,253,200
		19,302,900
	STEEL - 3.8%
12,000	Carpenter Technology Corporation	7,402,080
400,000	Cleveland-Cliffs, Inc.(a)	3,756,000
		11,158,080
	TECHNOLOGY HARDWARE - 3.6%
70,000	Vishay Precision Group, Inc.(a)	10,493,700

	TECHNOLOGY SERVICES - 5.9%
700,000	Terawulf, Inc.(a)	17,290,000

	TRANSPORTATION & LOGISTICS - 5.2%
350,000	American Airlines Group, Inc.(a)	6,324,500
15,000	FedEx Corporation	4,696,950

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares						Fair Value
	COMMON STOCKS — 95.7% (Continued)
	TRANSPORTATION & LOGISTICS - 5.2% (Continued)
22,000	Matson, Inc.					$ 4,229,060
						15,250,510

	TOTAL COMMON STOCKS (Cost $137,999,682)					278,856,840

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND - 1.7%
4,908,236	First American Treasury Obligations Fund, Class X, 3.58% (Cost $4,908,236)(b)					4,908,236

Contracts(c)
	EQUITY OPTIONS PURCHASED – 3.0%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED – 3.0%
500	Apple, Inc.	WFC	10/16/2026	250	14,468,000	2,325,000
250	Marvell Technology, Inc.	WFC	09/18/2026	100	7,444,250	4,990,000
200	Tyler Technologies, Inc.	WFC	12/18/2026	250	5,849,200	1,336,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $6,139,349)					8,651,000

	TOTAL INVESTMENTS - 100.4% (Cost $149,047,267)					$ 292,416,076
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $418,619)					(421,450)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%					(695,834)
	NET ASSETS - 100.0%					$ 291,298,792

	WRITTEN EQUITY OPTIONS - (0.2)%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.2)%
50	Micron Technology, Inc.	WFC	07/17/2026	1,250	5,771,450	295,750
50	Taiwan Semiconductor Manufacturing Company Ltd.	WFC	07/24/2026	480	2,387,850	125,700
	TOTAL EQUITY OPTIONS WRITTEN (Cost - $418,619)					421,450

ADR	- American Depositary Receipt
Ltd.	- Limited Company
WFC	- Wells Fargo

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2026.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.